Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 5,240.98
Total Fee Amount	5,240.98
Total Transaction Valuation	37,950,621.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A